Expense Example, No Redemption - FidelityEmergingMarketsDiscoveryFund-AMCIZPRO - FidelityEmergingMarketsDiscoveryFund-AMCIZPRO - Fidelity Emerging Markets Discovery Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Emerging Markets Discovery Fund - Class A
Expense Example, No Redemption:
1 Year	$ 696
3 Years	952
5 Years	1,227
10 Years	2,010
Fidelity Advisor Emerging Markets Discovery Fund - Class C
Expense Example, No Redemption:
1 Year	204
3 Years	630
5 Years	1,083
10 Years	2,144
Fidelity Advisor Emerging Markets Discovery Fund - Class M
Expense Example, No Redemption:
1 Year	498
3 Years	810
5 Years	1,145
10 Years	2,088
Fidelity Advisor Emerging Markets Discovery Fund - Class I
Expense Example, No Redemption:
1 Year	103
3 Years	322
5 Years	558
10 Years	1,236
Fidelity Advisor Emerging Markets Discovery Fund - Class Z
Expense Example, No Redemption:
1 Year	91
3 Years	284
5 Years	493
10 Years	$ 1,096